RETIREMENT SAVINGS PLAN (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Recognized expenses under retirement savings plan		$ 124
On a 100% basis matching contributions
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Company matching contribution percentage	100.00%
Company maximum gross wages contribution percentage	1.00%
On a 50% basis matching contributions
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Company matching contribution percentage	50.00%
Company maximum gross wages contribution percentage	5.00%